Reinsurance	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Reinsurance	Reinsurance
The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, or yearly renewable term basis. The Company regularly monitors the financial strength ratings of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

The Company’s GMIBs are reinsured with an unrelated party and due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in net gains (losses) on derivatives and investments. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. The Company discontinued offering the GMIB in 2009.

At December 31, 2021 and 2020, the Company had an ACL of $12 million and $13 million, respectively, on its reinsurance recoverables, which are reported net of ACL on the consolidated balance sheets. The ACL considers the credit quality of the reinsurer and is generally determined based on probability of default and loss given default assumptions, after considering any applicable collateral arrangements. Additions to or releases of the allowance were reported in death, other policyholder benefits, and changes in reserves, net of deferrals in the consolidated income statements.

Reinsurance and Funds Withheld Payable Under Reinsurance Treaties

Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers. Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

Athene Reinsurance

On June 18, 2020, the Company announced that it had entered into a funds withheld coinsurance agreement with Athene effective June 1, 2020 to reinsure on 100% quota share basis, a block of Jackson’s in-force fixed and fixed index annuity product liabilities in exchange for a $1.2 billion ceding commission, which was subject to a post-closing adjustment.

The coinsurance with funds withheld agreement required the Company to establish a segregated account in which the investments supporting the ceded obligations are maintained. While the economic benefits of the investments flow to Athene, the Company retains physical possession and legal ownership of the investments supporting the reserves. Upon closing of the transaction, the Company placed investments into the segregated account with a statutory book value of $25.6 billion. The investments maintained in the segregated account are valued at statutory carrying value for purposes of determining periodic settlement amounts under the coinsurance agreement. The investments in the segregated account are subject to an investment management agreement between the Company and Apollo Insurance Solutions Group LP (“Apollo”), an Athene affiliate. Apollo management fees, which are calculated and paid monthly in arrears, are paid directly from the funds withheld agreement, administered by Athene. These payments were $104 million, $60 million, and nil during the years ended December 31, 2021, 2020 and 2019, associated with these services. Further, the investments in the segregated account are not available to settle any policyholder obligations other than those specifically covered by the coinsurance agreement and are not available to settle obligations to general creditors of the Company. The profit and loss with respect to obligations ceded to Athene are included in periodic net settlements pursuant to the coinsurance agreement. To further support its obligations under the coinsurance agreement, Athene procured $1.2 billion in letters of credit for the Company’s benefit and established a trust account for the Company’s benefit, which had a book value of approximately $313 million at December 31, 2021. In September 2020, the post-closing settlement resulted in ceded premium of $6 million and a decrease of $29 million in ceding commission.
As a result of this transaction, the Company evaluated the recoverability of previously established deferred acquisition costs, deferred sales inducement assets, and of cost of reinsurance assets in accordance with ASC 944-30-35-22. The Company’s accounting policy includes reinsurance balances when evaluating recoverability of DAC and DSI. Accordingly, the Company determined it was appropriate to immediately write-off the remaining DAC, DSI and the cost of reinsurance on the business reinsured to Athene as no future profits will be recognized on this business at this aggregated level of recoverability testing.

The following table summarizes the impact of the Athene transaction on the consolidated income statements (in millions):

December 31, 2020
Contractual ceding commission	$1,202
Cost of reinsurance write-off (1)	(2,520)
DAC and DSI write-off	(764)
Total pretax loss on Athene Reinsurance Transaction	$(2,082)
(1) Cost of reinsurance reflects the net impact of the fair value of assets of $30.1 billion and ceded reserves of $27.6 billion.

Pursuant to the Athene coinsurance agreement, the Company holds certain assets as collateral. At December 31, 2021 and 2020, assets held as collateral in the segregated custody account were $25.4 billion and $28.3 billion, respectively.

Swiss Re Reinsurance

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result, the Company holds certain assets, primarily in the form of policy loans and debt securities, as collateral for the reinsurance recoverable. Investment income and net gains (losses) on derivatives and investments earned on assets held as collateral are paid by the Company to the reinsurer, pursuant to the terms of the agreements. Investment income and net gains (losses) on derivatives and investments are reported net of net gains (losses) on derivatives and investments on funds withheld payable under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The Company elected the fair value option for assets which are held as collateral for reinsurance, as well as the related established funds withheld payable as further described below. The value of the funds withheld payable is equal to the fair value of the assets held as collateral.

The income credited to reinsurers on the funds withheld payable for the reinsurance agreements is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, for the funds withheld payable, the changes in fair value reported in net gains (losses) on derivatives and investments. Accordingly, the embedded derivative is not bifurcated or separately valued.
The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the consolidated balance sheets (in millions):

	December 31,
	2021	2020
Assets
Debt securities, available-for-sale	$19,094	$24,474
Debt securities, at fair value under the fair value option	164	168
Equity securities	116	42
Mortgage loans	4,739	2,986
Policy loans	3,483	3,471
Freestanding derivative instruments, net	37	(13)
Other invested assets	715	125
Cash and cash equivalents	438	394
Accrued investment income	162	190
Other assets and liabilities, net	(56)	23
Total assets (1)	$28,892	$31,860

Liabilities
Funds held under reinsurance treaties (2)	$29,007	$31,972
Total liabilities	$29,007	$31,972
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2)     Includes funds withheld embedded derivative of $120 million and $827 million at December 31, 2021 and 2020, respectively.

The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities	$762	$490	$8
Equity securities	5	2	—
Mortgage loans	179	51	—
Policy loans	314	315	321
Limited partnerships	35	—	—
Other investment income	—	—	1
Total investment income on funds withheld assets	1,295	858	330
Other investment expenses on funds withheld assets (1)	(107)	(66)	—
Total net investment income on funds withheld reinsurance treaties	$1,188	$792	$330

(1)     Includes management fees.
The gains and losses on funds withheld reinsurance treaties as a component of net gains (losses) on derivatives and investments in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Available-for-sale securities
Realized gains on sale	$536	$2,074	$—
Realized losses on sale	(52)	(12)	—
Credit loss expense	(1)	—	—
Gross impairments	—	(2)	—
Credit loss expense on mortgage loans	23	(47)	—
Other	(29)	4	—
Net gains (losses) on non-derivative investments	477	2,017	—
Net gains (losses) on derivative instruments	58	(228)	—
Net gains (losses) on funds withheld payable under reinsurance treaties (1)	(556)	(1,349)	(330)
Total net gains (losses) on derivatives and investments	$(21)	$440	$(330)

(1) Includes the Athene embedded derivative gain (loss) of $707 million and $(827) million for the years ended December 31, 2021 and 2020, respectively.

While the economic benefits of the funds withheld assets flow to the respective reinsurers, the Company retains physical possession and legal ownership of the investments supporting the reserves. Net investment income and net gains (losses) on derivatives and investments related to the funds withheld assets are included in periodic settlements under the reinsurance agreements which results in the flow of returns on the assets to the reinsurers. Net gains (losses) on the funds withheld assets are increased or decreased by changes in the embedded derivative liability related to the Athene Reinsurance Agreement and also include (i) changes in the related funds withheld payable and (ii) amortization of the basis difference between book value and fair value of the investments as of the effective date of the reinsurance agreements.

The effect of reinsurance on premiums and benefits was as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Premiums
Direct	$392	$309	$558
Assumed	42	47	456
Ceded	(327)	(226)	(477)
Total premium	$107	130	537

Benefits
Direct	$1,381	$1,481	$1,403
Assumed	876	749	794
Ceded	(861)	(663)	(662)
Change in reserves, net of reinsurance	(504)	(332)	$(105)
Total benefits	$892	$1,235	$1,430
Components of the Company’s reinsurance recoverable were as follows (in millions):

	December 31,
	2021	2020
Reserves:
Life	$5,845	$5,981
Accident and health	547	569
Guaranteed minimum income benefits	262	340
Other annuity benefits (1)	25,633	27,544
Claims liability and other	882	877
Total	$33,169	$35,311
(1) Other annuity benefits primarily attributable to fixed and fixed index annuities reinsured with Athene.